Annual Fund Operating Expenses (Global Bond Trust)	12 Months Ended
May 01, 2011
Series I, Global Bond Trust
Operating Expenses:
Share Class	Series I
Management fee	0.70%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.08%
Total fund operating expenses	0.83%
Series II, Global Bond Trust
Operating Expenses:
Share Class	Series II
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.08%
Total fund operating expenses	1.03%
Series NAV, Global Bond Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.70%
Distribution and service (12b-1) fees	none
Other Expenses	0.08%
Total fund operating expenses	0.78%